Income Taxes Expenses - Reconciliation of effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliations of effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Valuation allowance	(11.00%)	(27.00%)	(26.00%)
Additional tax deduction	(25.00%)	5.00%	3.00%
Effect of different tax rate of subsidiary operation in other jurisdiction	8.00%	(3.00%)	(2.00%)
Expired tax loss	4.00%
Others	(1.00%)